Major Customer and Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Major Customer And Geographic Information
Major Customer and Geographic Information

Note 11. Major Customer and Geographic Information

The Company’s revenues, expressed as a percentage of total revenues, from non-affiliated customers that equaled 10% or more of the Company’s total revenues were:

	Three Months ended June 30,		Six Months ended June 30,
	2026	2025	2026	2025
Customer A	21%	58%	35%	54%
Customer B	—	24%	—	17%
Customer C	—	—	—	12%

The Company’s non-affiliate customers whose individual balances amounted to more than 10% of the Company’s net accounts receivable, expressed as a percentage of net accounts receivable, were:

	June 30, 2026	December 31, 2025
Customer A	11%	0%
Customer B	56%	82%

The Company performs ongoing credit evaluations of its customers and generally does not require collateral. The Company also maintains allowances for potential credit losses. The loss of a major customer could have a material adverse effect on the Company’s business operations and financial condition.

The Company’s revenues by geographic region are as follows (in approximate amounts):

	Three Months ended June 30,		Six Months ended June 30,
	2026	2025	2026	2025
North America	$676,000	$136,600	$759,000	$321,700
South America	—	—	900	—
Asia	262,600	210,200	546,600	482,400
Australia	22,400	13,200	44,200	34,900
	$961,000	$360,000	$1,350,700	$839,000

11. Major Customer and Geographic Information

The Company’s revenues, expressed as a percentage of total revenues, from non-affiliated customers that equaled 10% or more of the Company’s total revenues were:

	Year ended December 31
	2025	2024
Customer A	52%	70%
Customer B	23%	18%

The Company’s non-affiliate customers whose individual balances amounted to more than 10% of the Company’s net accounts receivable, expressed as a percentage of net accounts receivable, were:

	December 31
	2025	2024
Customer A	—%	15%
Customer B	82%	78%

The Company performs ongoing credit evaluations of its customers and generally does not require collateral. The Company also maintains allowances for potential credit losses. The loss of a major customer could have a material adverse effect on the Company’s business operations and financial condition. The Company’s revenues by geographic region are as follows:

	Year ended December 31
	2025	2024
North America	590,000	484,800
South America	—	600
Europe	—	—
Asia	822,600	1,546,500
Australia	81,200	85,900
	1,493,800	2,117,800